Note 20 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax benefit, statutory rates	$ (4,312)	$ (6,272)
State taxes on income, net of federal benefit	(535)	(398)
Impact of tax reform	5	71,151
Research and development tax credit	(351)	(797)
Foreign rate differential	24
Employee related	2,875	953
Interest related	186	(147)
Income tax expense / (benefit), statutory rates	(2,108)	64,490
Valuation allowance	2,108	(64,490)
Income tax benefit, net